Income Tax - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Percentage of annual effective income tax benefit	34.80%
Income taxes paid	$ 0
Valuation allowance	0
Reserve for uncertain tax positions	$ 0